Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 7.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Series 2019-1 Class E
04/14/2025	4.840%	900,000	959,210
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month USD LIBOR + 1.450% Floor 1.450% 04/15/2030	1.691%	2,500,000	2,498,607
Avant Loans Funding Trust(a)
Series 2019-A Class B
12/15/2022	3.800%	536,974	538,823
Series 2019-B Class B
10/15/2026	3.150%	1,500,000	1,516,603
Series 2019-B Class C
10/15/2026	4.540%	3,000,000	3,055,768
Series 2020-REV1 Class B
05/15/2029	2.680%	496,000	477,801
Subordinated Series 2018-B Class C
11/17/2025	5.000%	1,289,101	1,296,530
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.759%	1,000,000	1,004,501
Series 2020-4A Class E
3-month USD LIBOR + 7.950% Floor 7.950% 10/20/2033	8.111%	900,000	899,811
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	500,000	502,099
Series 2020-2A Class D
3-month USD LIBOR + 7.630% Floor 7.630% 10/20/2031	7.839%	500,000	502,694
Carlyle US CLO Ltd.(a),(b)
Series 2016-4A Class A2R
3-month USD LIBOR + 1.450% Floor 1.450% 10/20/2027	1.674%	2,500,000	2,500,835
Series 2020-2A Class D
3-month USD LIBOR + 7.400% Floor 7.400% 10/25/2031	7.574%	990,000	991,307
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	1,000,000	1,001,780
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	670,575	675,396
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	100,000	1,075,000
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	100,000	1,150,000
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	441,952	451,727
Dryden CLO Ltd.(a),(b)
Series 2020-86A Class E
3-month USD LIBOR + 6.660% Floor 6.660% 07/17/2030	6.883%	1,400,000	1,402,306
ENVA LLC(a)
Series 2019-A Class B
06/22/2026	6.170%	479,453	487,133
Series 2019-A Class C
06/22/2026	7.620%	500,000	524,348
Exeter Automobile Receivables Trust
Subordinated Series 2020-3A Class E
08/17/2026	3.440%	800,000	828,310
Subordinated Series 2020-3A Class F
06/15/2027	5.560%	500,000	531,094
Freed ABS Trust(a)
Subordinated Series 2021-1CP Class C
03/20/2028	2.830%	700,000	698,363
LendingClub Receivables Trust(a)
Series 2019-3 Class A
10/15/2025	3.750%	1,093,482	1,113,075
Series 2019-5 Class A
12/15/2045	3.750%	1,154,621	1,173,224
Series 2019-7 Class A
01/15/2027	3.750%	487,334	493,886
Series 2020-T1 Class A
02/15/2046	3.500%	638,026	639,928
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	807,500
LendingClub Receivables Trust(a),(c),(d),(e)
Series 2020-JPSL Class R
02/15/2025	0.000%	50,000	1,676,000
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	1

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2019-2 Class C
11/10/2025	4.660%	1,200,000	1,218,849
Madison Park Funding XLVII Ltd.(a),(b)
Series 2020-47A Class E
3-month USD LIBOR + 7.460% Floor 7.460% 01/19/2034	7.706%	500,000	503,655
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	1.974%	7,000,000	7,002,527
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class B
11/16/2026	5.625%	1,100,000	1,132,366
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-2 Class NOTE
12/15/2027	7.500%	903,463	939,602
Pagaya AI Debt Selection Trust(a),(c),(e),(f),(g)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	3,555,002
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.184%	1,000,000	1,006,904
Prosper Pass-Through Trust(a),(c),(e)
Series 2019-ST2 Class A
11/15/2025	3.750%	1,031,495	1,036,652
SoFi Consumer Loan Program LLC(a),(c),(d),(e)
Series 2016-4 Class R
11/25/2025	0.000%	100,000	986,465
SoFi Consumer Loan Program Repack Trust(a),(c),(d)
Series 2018-3 Class R1B
08/28/2027	0.000%	136,872	136,359
Theorem Funding Trust(a)
Series 2020-1A Class C
10/15/2026	6.250%	2,300,000	2,258,921
Upgrade Receivables Trust(a)
Series 2019-2A Class B
10/15/2025	3.510%	4,769,000	4,803,126
Subordinated Series 2019-2A Class C
10/15/2025	4.450%	2,000,000	2,047,223
Upstart Pass-Through Trust(a),(c),(e)
Series 2020-ST4 Class A
11/20/2026	3.250%	920,601	920,601
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	736,102	743,136
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Securitization Trust(a)
Subordinated Series 2019-1 Class C
04/20/2026	5.130%	1,400,000	1,431,951
Westlake Automobile Receivables Trust(a)
Series 2020-3A Class E
06/15/2026	3.340%	750,000	768,978
Total Asset-Backed Securities — Non-Agency (Cost $62,262,926)			61,965,976

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2019-102 Class IB
03/16/2060	0.860%	2,087,450	151,992
Series 2019-109 Class IO
04/16/2060	0.832%	4,085,079	294,956
Series 2019-131 Class IO
07/16/2061	0.938%	4,187,083	295,516
Series 2020-19 Class IO
12/16/2061	0.955%	2,759,643	227,067
Series 2020-3 Class IO
02/16/2062	0.888%	2,983,765	223,701
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,641,729)			1,193,232

Commercial Mortgage-Backed Securities - Non-Agency 6.7%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.652%	500,000	364,794
BAMLL Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2018-DSNY Class D
1-month USD LIBOR + 1.700% Floor 1.700% 09/15/2034	1.808%	2,065,000	2,036,609
Subordinated Series 2019-RLJ Class C
1-month USD LIBOR + 1.600% Floor 1.600% 04/15/2036	1.712%	1,250,000	1,224,800
BBCMS Trust(a),(b)
Series 2018-BXH Class A
1-month USD LIBOR + 1.000% Floor 1.000% 10/15/2037	1.107%	207,394	207,550
Subordinated Series 2018-BXH Class F
1-month USD LIBOR + 2.950% Floor 2.950% 10/15/2037	3.057%	1,500,000	1,291,525

2	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2019-DPLO Class F
1-month USD LIBOR + 2.540% Floor 2.540% 10/15/2034	2.652%	400,000	389,015
Series 2019-DPLO Class G
1-month USD LIBOR + 3.190% Floor 3.190% 10/15/2034	3.302%	1,000,000	941,567
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	2.508%	1,000,000	877,801
BX Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MFM1 Class F
1-month USD LIBOR + 3.000% Floor 3.000% 01/15/2034	3.107%	500,000	500,312
Subordinated Series 2021-MFM1 Class G
1-month USD LIBOR + 3.900% Floor 3.900% 01/15/2034	4.007%	100,000	100,000
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.882%	1,175,000	1,173,869
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	2.532%	500,000	494,375
Series 2019-ATL Class E
1-month USD LIBOR + 2.237% Floor 2.237% 10/15/2036	2.349%	2,000,000	1,900,426
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,000,000	1,071,111
Series 2019-OC11 Class E
12/09/2041	4.076%	1,350,000	1,339,232
BX Trust(a),(f)
Subordinated Series 2019-OC11 Class D
12/09/2041	3.944%	500,000	525,310
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.612%	1,000,000	1,000,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.362%	1,000,000	1,000,002
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.833%	900,000	849,363
Series 2019-IKPR Class F
1-month USD LIBOR + 3.417% Floor 3.417% 11/15/2038	3.529%	1,350,000	1,203,146
Cold Storage Trust(a),(b)
Subordinated Series 2020-ICE5 Class F
1-month USD LIBOR + 3.493% Floor 3.333% 11/15/2023	3.605%	638,944	640,742
COMM Mortgage Trust(a),(f)
Series 2020-CBM Class D
02/10/2037	3.633%	600,000	579,231
Series 2020-CBM Class F
02/10/2037	3.633%	2,200,000	1,954,576
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.741% 11/15/2036	3.853%	2,550,000	2,538,895
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	745,000	689,047
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,600,000	3,820,438
CSMC Trust(a),(f)
Subordinated Series 2019-UVIL Class E
12/15/2041	3.283%	600,000	543,036
Hilton USA Trust(a),(f)
Series 2016-HHV Class F
11/05/2038	4.194%	3,000,000	2,976,211
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	2,500,000	2,516,747
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	1,300,000	1,310,317
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	349,649	345,832

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	3

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.112%	1,192,011	1,194,437
KKR Industrial Portfolio Trust(a),(b)
Series 2020-AIP Class F
1-month USD LIBOR + 3.429% Floor 3.429% 03/15/2037	3.541%	819,575	822,140
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	600,000	509,491
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	2,000,000	2,033,729
Series 2020-SFR1 Class F
04/17/2037	3.431%	575,000	582,935
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	1,000,000	1,019,818
Subordinated Series 2019-SFR3 Class F
09/17/2036	3.867%	6,700,000	6,861,296
Subordinated Series 2020-SFR2 Class F
06/18/2037	6.152%	500,000	525,057
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.212%	800,000	776,631
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.988%	1,200,000	1,195,501
Series 2020-SDAL Class E
1-month USD LIBOR + 2.740% Floor 2.740% 02/15/2037	2.852%	1,000,000	900,428
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,719,923)			52,827,342

Residential Mortgage-Backed Securities - Agency 14.2%

Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 1-month USD LIBOR + 6.500% Cap 6.500% 10/25/2043	6.382%	1,187,967	304,764
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.962%	1,755,680	447,131
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.932%	2,400,639	692,360
Federal Home Loan Mortgage Corp.(g)
CMO Series 5034 Class JI
11/25/2050	2.500%	9,807,977	1,630,702
Federal Home Loan Mortgage Corp. REMIC(b),(g)
CMO Series 4999 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 06/25/2050	6.032%	3,626,857	844,232
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class AS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	5.882%	20,704,760	4,962,324
CMO Series 2020-38 Class WS
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 06/25/2050	4.882%	4,272,445	821,268
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	4,587,574	835,051
CMO Series 2021-4 Class IO
02/25/2051	2.500%	5,862,880	998,531
Government National Mortgage Association(b),(g)
CMO Series 2019-103 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/20/2049	5.939%	3,884,406	811,636
CMO Series 2019-120 Class CS
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.289%	36,219,087	3,421,900
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.289%	4,022,218	412,147
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	5.989%	4,788,552	1,086,357
CMO Series 2019-98 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/20/2049	5.989%	16,563,695	2,852,376
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.089%	2,566,787	502,941

4	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(g)
CMO Series 2019-129 Class AI
10/20/2049	3.500%	3,483,926	455,764
CMO Series 2019-158 Class PI
12/20/2049	3.500%	6,972,896	890,362
CMO Series 2020-129 Class GI
09/20/2050	3.000%	3,416,188	531,445
CMO Series 2020-129 Class YI
09/20/2050	2.500%	4,402,534	588,669
CMO Series 2020-138 Class JI
09/20/2050	2.500%	5,928,801	825,681
CMO Series 2020-153 Class CI
10/20/2050	2.500%	3,945,613	520,059
CMO Series 2020-160 Class IA
10/20/2050	2.500%	4,951,699	697,281
CMO Series 2020-164 Class CI
11/20/2050	3.000%	2,973,145	438,305
CMO Series 2020-175 Class KI
11/20/2050	2.500%	3,974,672	569,365
CMO Series 2020-181 Class BI
12/20/2050	2.500%	6,074,766	820,254
CMO Series 2020-185 Class KI
12/20/2050	2.500%	5,891,287	808,997
CMO Series 2020-187 Class AI
12/20/2050	2.500%	5,966,465	768,142
CMO Series 2020-188 Class KI
12/20/2050	2.500%	6,971,985	1,039,011
CMO Series 2020-191 Class UC
12/20/2050	4.000%	2,978,572	530,071
CMO Series 2021-1 Class IT
01/20/2051	3.000%	4,990,941	711,391
CMO Series 2021-7 Class QI
01/20/2051	2.500%	6,585,744	930,815
CMO Series 2021-9 Class MI
01/20/2051	2.500%	3,000,000	403,651
Government National Mortgage Association(c),(g)
CMO Series 2021-24 Class MI
02/20/2051	3.000%	3,000,000	450,000
Government National Mortgage Association TBA(h)
03/18/2051	2.500%	30,000,000	31,050,000
Uniform Mortgage-Backed Security TBA(h)
03/11/2051	2.000%	34,500,000	34,704,844
03/11/2051	2.500%	14,000,000	14,463,750
Total Residential Mortgage-Backed Securities - Agency (Cost $111,581,461)			112,821,577

Residential Mortgage-Backed Securities - Non-Agency 15.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	700,000	720,497
Bayview Koitere Fund Trust(a),(f)
CMO Series 2020-LT1 Class A1
06/28/2035	4.213%	1,092,134	1,097,353
Bayview Opportunity Master Fund IVa Trust(a),(f)
CMO Series 2020-RN2 Class A1
06/28/2035	4.424%	854,957	860,571
Bayview Opportunity Master Fund Trust(a),(f)
CMO Series 2020-RN1 Class A1
02/28/2035	3.228%	147,094	147,014
Bellemeade Re Ltd(a),(b)
Subordinated CMO Series 2020-1A Class B1
1-month USD LIBOR + 4.400% 06/25/2030	4.548%	800,000	813,969
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.718%	1,788,480	1,788,889
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.868%	1,500,000	1,501,718
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.618%	200,000	202,257
CMO Series 2020-2A Class M2
1-month USD LIBOR + 6.000% Floor 6.000% 08/26/2030	6.118%	1,700,000	1,798,866
CMO Series 2020-3A Class M2
1-month USD LIBOR + 4.850% Floor 4.850% 10/25/2030	4.968%	650,000	669,883
BRAVO Residential Funding Trust(a),(f)
CMO Series 2019-NQM1 Class B1
07/25/2059	4.006%	4,782,000	4,913,824
CMO Series 2019-NQM1 Class M1
07/25/2059	2.997%	2,512,500	2,501,213
CMO Series 2019-NQM2 Class B1
11/25/2059	3.954%	1,000,000	992,686
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	314,291
CMO Series 2020-NQM1 Class B2
05/25/2060	5.660%	430,000	443,445

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	5

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(c)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.145%	1,000,000	1,005,000
BVRT Financing Trust(a),(b),(c),(e)
CMO Series 2021-CRT1 Class M4
1-month USD LIBOR + 3.500% Floor 3.500% 07/10/2032	3.600%	1,875,000	1,861,110
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.868%	370,000	368,614
Citigroup Mortgage Loan Trust, Inc.(a),(f)
CMO Series 2019-IMC1 Class M1
07/25/2049	3.170%	4,500,000	4,488,747
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	213,386
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class B1
1-month USD LIBOR + 9.250% 11/25/2039	9.368%	1,600,000	1,600,835
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.268%	574,880	570,239
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.168%	4,000,000	4,001,243
CSMC Trust(a),(f)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.471%	1,922,927	1,931,796
Deephaven Residential Mortgage Trust(a),(f)
CMO Series 2020-2 Class B2
05/25/2065	5.871%	600,000	607,870
Eagle Re Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	1.818%	1,825,512	1,834,179
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.918%	481,252	481,849
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 14-C02 Class 1M2
1-month USD LIBOR + 2.600% Floor 2.600% 05/25/2024	2.718%	437,599	431,525
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(a),(b)
Subordinated CMO Series 2020-HQA4 Class B1
1-month USD LIBOR + 5.250% 09/25/2050	5.380%	2,400,000	2,505,302
Federal Home Loan Mortgage Corp. REMIC Trust(a),(b)
Subordinated CMO Series 2020-HQA3 Class B1
1-month USD LIBOR + 5.750% 07/25/2050	5.868%	1,000,000	1,060,301
FMC GMSR Issuer Trust(a),(f)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	4,000,000	4,016,451
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
1-month USD LIBOR + 6.000% 08/25/2050	6.118%	1,600,000	1,691,814
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	5.695%	1,000,000	1,037,535
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	4.795%	1,200,000	1,188,531
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.218%	2,000,000	2,069,849
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	7.445%	1,800,000	1,969,687
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	611,922
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	2.018%	2,000,000	2,000,000
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	5,000,000	4,950,490
Home Re Ltd.(a),(b)
CMO Series 2018-1 Class M2
1-month USD LIBOR + 3.000% 10/25/2028	3.118%	750,000	756,434
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.150% Floor 4.150% 10/25/2030	4.294%	250,000	257,258

6	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.394%	1,200,000	1,217,052
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2020-BPL1 Class A2
08/25/2025	5.438%	1,500,000	1,508,927
L1C LLC(a)
CMO Series 2020-1 Class NOTE
08/25/2051	5.290%	700,000	700,411
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	495,569	495,056
LVII Trust(a),(c),(f)
Subordinated CMO Series 2020-1 Class B1
05/25/2060	5.000%	1,900,000	1,828,750
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2020-RPL2 Class A1
08/25/2025	3.578%	1,923,094	1,962,037
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.550% Floor 2.550% 07/25/2029	2.668%	1,000,000	1,006,225
Oaktown Re V Ltd.(a),(b)
CMO Series 2020-2A Class M2
1-month USD LIBOR + 5.250% Floor 5.250% 10/25/2030	5.393%	1,000,000	1,023,651
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	2,655,187	2,669,455
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.115%	1,257,771	1,201,704
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.878%	1,292,614	1,250,445
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.968%	2,750,000	2,746,565
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.768%	4,250,000	4,228,798
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	200,000	198,149
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2019-4A Class A2
11/25/2024	4.654%	1,500,000	1,490,953
CMO Series 2021-1 Class A1
01/25/2026	2.115%	1,000,000	976,873
CMO Series 2021-1 Class A2
01/25/2026	3.720%	3,250,000	3,239,077
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2020-NPL2 Class A2
02/27/2060	6.170%	300,000	307,311
CMO Series 2020-RPL1 Class A2
05/27/2060	6.170%	1,909,727	1,922,831
PRPM LLC(a),(f)
CMO Series 2020-1A Class A2
02/25/2025	3.967%	2,250,000	2,206,081
Radnor RE Ltd.(a),(b)
CMO Series 2020-2 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.748%	600,000	619,083
RCO V Mortgage LLC(a),(f)
CMO Series 2019-2 Class A1
11/25/2024	3.475%	3,177,809	3,203,937
CMO Series 2020-1 Class A2
09/25/2025	5.389%	900,000	904,319
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	700,000	708,454
STACR Trust(a),(b)
Subordinated CMO Series 2018-HRP1 Class B1
1-month USD LIBOR + 3.750% 04/25/2043	3.868%	2,000,000	2,033,063
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	261,273
Stonnington Mortgage Trust(a),(c),(e),(f)
CMO Series 2020-1 Class A
07/28/2024	5.500%	1,459,731	1,459,731
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	1,000,000	1,005,336
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1C
1-month USD LIBOR + 4.500% Floor 4.500% 10/25/2030	4.650%	1,170,000	1,200,270

Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	7

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-1 Class M2
1-month USD LIBOR + 5.600% Floor 5.600% 10/25/2030	5.750%	1,000,000	1,031,473
Vericrest Opportunity Loan Transferee(a),(f),(h)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	1,500,000	1,500,000
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(f)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	428,257	429,480
Vericrest Opportunity Loan Trust(a),(f)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	510,746	511,720
CMO Series 2020-NPL5 Class A1B
03/25/2050	3.475%	1,500,000	1,495,542
Vericrest Opportunity Loan Trust LXXXV LLC(a),(f)
CMO Series 2020-NPL1 Class A1B
01/25/2050	3.721%	1,500,000	1,485,343
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class B1
04/25/2060	5.750%	150,000	156,877
CMO Series 2020-INV1 Class B2
04/25/2060	6.000%	150,000	155,547
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	550,000	585,094
Verus Securitization Trust(a),(f)
CMO Series 2020-NPL1 Class A2
08/25/2050	5.682%	1,250,000	1,268,633
Subordinated CMO Series 2019-3 Class B1
07/25/2059	4.043%	2,289,000	2,343,542
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	500,000	508,612
Subordinated CMO Series 2020-4 Class B2
06/25/2065	5.600%	327,000	336,214
Visio Trust(a),(f)
CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	100,401
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	201,670
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	841,945
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $114,222,175)			118,806,353

Treasury Bills 18.9%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 18.9%
U.S. Treasury Bills(i)
03/25/2021	0.070%	67,000,000	66,996,698
09/09/2021	0.050%	83,000,000	82,977,630
Total			149,974,328
Total Treasury Bills (Cost $149,946,526)			149,974,328

Options Purchased Puts 1.1%
Value ($)
(Cost $2,582,700)	8,618,536

Money Market Funds 39.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.086%(j),(k)	310,846,795	310,815,710
Total Money Market Funds (Cost $310,826,802)		310,815,710
Total Investments in Securities (Cost: $804,784,242)		817,023,054
Other Assets & Liabilities, Net		(23,683,598)
Net Assets		793,339,456

At February 28, 2021, securities and/or cash totaling $90,639,824 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
84,958,000 AUD	65,230,752 USD	Citi	03/10/2021	—	(142,656)
33,412,000 NOK	3,951,313 USD	Citi	03/10/2021	97,838	—
5,380,097 USD	6,845,000 AUD	Citi	03/10/2021	—	(113,012)
65,251,719 USD	556,543,000 NOK	Citi	03/10/2021	—	(1,064,468)
8	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
32,373,499 AUD	25,519,343 USD	Citi	03/17/2021	607,779	—
66,935,000 AUD	49,831,736 USD	Citi	03/17/2021	—	(1,675,070)
84,304,999 BRL	15,742,417 USD	Citi	03/17/2021	708,016	—
2,151,000 CAD	1,694,317 USD	Citi	03/17/2021	4,004	—
84,380,000 CAD	65,123,076 USD	Citi	03/17/2021	—	(1,184,992)
38,156,000 CHF	42,556,937 USD	Citi	03/17/2021	590,363	—
592,500,000 CLP	839,735 USD	Citi	03/17/2021	21,011	—
9,510,856,000 CLP	12,623,751 USD	Citi	03/17/2021	—	(518,470)
162,203,498 CNH	25,041,274 USD	Citi	03/17/2021	60,337	—
45,045,000 CNH	6,870,261 USD	Citi	03/17/2021	—	(67,113)
34,387,750,501 COP	9,606,991 USD	Citi	03/17/2021	182,959	—
25,961,102,499 COP	7,082,582 USD	Citi	03/17/2021	—	(32,110)
141,400,000 CZK	6,405,428 USD	Citi	03/17/2021	—	(113,865)
54,736,400 EUR	66,520,497 USD	Citi	03/17/2021	450,906	—
14,622,600 EUR	17,516,091 USD	Citi	03/17/2021	—	(134,123)
48,192,000 GBP	64,583,389 USD	Citi	03/17/2021	—	(2,565,193)
1,021,336,000 HUF	3,447,271 USD	Citi	03/17/2021	48,634	—
400,952,000 HUF	1,322,907 USD	Citi	03/17/2021	—	(11,316)
81,900,000,000 IDR	5,729,472 USD	Citi	03/17/2021	22,598	—
48,668,000 ILS	14,864,357 USD	Citi	03/17/2021	158,189	—
5,150,000 ILS	1,537,497 USD	Citi	03/17/2021	—	(18,696)
1,114,734,000 INR	15,319,651 USD	Citi	03/17/2021	234,112	—
6,053,239,000 JPY	57,881,053 USD	Citi	03/17/2021	1,083,312	—
23,245,005,250 KRW	20,969,094 USD	Citi	03/17/2021	313,699	—
689,745,000 MXN	34,091,662 USD	Citi	03/17/2021	1,182,225	—
158,261,000 NOK	18,545,364 USD	Citi	03/17/2021	292,827	—
155,694,000 NOK	17,285,564 USD	Citi	03/17/2021	—	(670,916)
77,475,500 NZD	56,268,306 USD	Citi	03/17/2021	288,373	—
77,836,500 NZD	55,729,198 USD	Citi	03/17/2021	—	(511,576)
204,000,000 PHP	4,227,489 USD	Citi	03/17/2021	49,434	—
24,526,500 PLN	6,638,338 USD	Citi	03/17/2021	92,579	—
2,300,000 PLN	610,081 USD	Citi	03/17/2021	—	(3,755)
221,798,000 RUB	2,994,769 USD	Citi	03/17/2021	27,079	—
151,000,000 RUB	1,984,315 USD	Citi	03/17/2021	—	(36,087)
7,123,500 SEK	860,517 USD	Citi	03/17/2021	16,718	—
36,075,000 SEK	4,231,281 USD	Citi	03/17/2021	—	(41,907)
680,000 SGD	510,688 USD	Citi	03/17/2021	740	—
21,250,000 SGD	15,863,387 USD	Citi	03/17/2021	—	(72,480)
57,850,000 TWD	2,083,630 USD	Citi	03/17/2021	4,188	—
115,700,000 TWD	4,150,010 USD	Citi	03/17/2021	—	(8,874)
26,581,782 USD	35,188,000 AUD	Citi	03/17/2021	495,554	—
64,586,226 USD	83,451,000 AUD	Citi	03/17/2021	—	(370,278)
18,975,491 USD	101,962,332 BRL	Citi	03/17/2021	—	(792,197)
23,815,795 USD	30,626,000 CAD	Citi	03/17/2021	250,937	—
33,352,835 USD	41,928,750 CAD	Citi	03/17/2021	—	(404,098)
21,223,889 USD	19,078,000 CHF	Citi	03/17/2021	—	(240,602)
10,959,848 USD	8,190,856,000 CLP	Citi	03/17/2021	358,376	—
2,966,431 USD	2,110,000,000 CLP	Citi	03/17/2021	—	(50,808)
28,564,434 USD	187,825,000 CNH	Citi	03/17/2021	362,467	—
8,930,643 USD	57,686,000 CNH	Citi	03/17/2021	—	(46,430)
245,280 USD	900,000,000 COP	Citi	03/17/2021	1,367	—
14,948,148 USD	52,286,353,000 COP	Citi	03/17/2021	—	(618,969)
3,311,555 USD	70,700,000 CZK	Citi	03/17/2021	—	(51,909)
14,380,368 USD	11,982,400 EUR	Citi	03/17/2021	82,992	—
70,011,658 USD	57,376,600 EUR	Citi	03/17/2021	—	(755,213)
55,373,886 USD	40,576,000 GBP	Citi	03/17/2021	1,162,902	—
5,360,747 USD	3,808,000 GBP	Citi	03/17/2021	—	(54,850)
1,737,009 USD	528,765,000 HUF	Citi	03/17/2021	22,530	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	9

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,015,123 USD	893,523,000 HUF	Citi	03/17/2021	—	(41,802)
922,788 USD	13,275,000,000 IDR	Citi	03/17/2021	2,227	—
3,908,889 USD	55,350,000,000 IDR	Citi	03/17/2021	—	(52,045)
12,984,228 USD	41,593,000 ILS	Citi	03/17/2021	—	(415,936)
10,316,113 USD	769,360,000 INR	Citi	03/17/2021	95,528	—
9,753,308 USD	716,952,000 INR	Citi	03/17/2021	—	(50,897)
58,335,147 USD	6,053,239,000 JPY	Citi	03/17/2021	—	(1,537,405)
25,083,897 USD	27,823,024,000 KRW	Citi	03/17/2021	—	(360,497)
33,888,272 USD	689,745,000 MXN	Citi	03/17/2021	—	(978,834)
4,653,759 USD	40,618,000 NOK	Citi	03/17/2021	30,791	—
25,064,977 USD	211,701,000 NOK	Citi	03/17/2021	—	(649,105)
109,063,920 USD	155,312,000 NZD	Citi	03/17/2021	3,156,787	—
835,377 USD	41,000,000 PHP	Citi	03/17/2021	4,330	—
2,513,325 USD	122,000,000 PHP	Citi	03/17/2021	—	(14,685)
1,444,749 USD	5,447,500 PLN	Citi	03/17/2021	9,107	—
5,560,288 USD	20,623,500 PLN	Citi	03/17/2021	—	(56,182)
467,046 USD	36,000,000 RUB	Citi	03/17/2021	14,639	—
4,531,991 USD	336,798,000 RUB	Citi	03/17/2021	—	(25,585)
728,279 USD	6,176,000 SEK	Citi	03/17/2021	3,286	—
5,274,995 USD	44,146,000 SEK	Citi	03/17/2021	—	(45,773)
8,295,465 USD	11,000,000 SGD	Citi	03/17/2021	—	(46,310)
8,254,634 USD	231,400,000 TWD	Citi	03/17/2021	63,135	—
3,757,941 USD	58,099,000 ZAR	Citi	03/17/2021	73,191	—
13,936,049 USD	206,728,000 ZAR	Citi	03/17/2021	—	(304,106)
85,614,750 ZAR	5,804,893 USD	Citi	03/17/2021	159,333	—
129,065,000 ZAR	8,369,732 USD	Citi	03/17/2021	—	(141,000)
2,432,000 AUD	1,914,240 USD	Citi	06/16/2021	42,508	—
3,380,000 BRL	610,919 USD	Citi	06/16/2021	10,845	—
41,928,750 CAD	33,351,124 USD	Citi	06/16/2021	403,288	—
33,756,000 CHF	37,606,773 USD	Citi	06/16/2021	387,971	—
9,155,750 CNH	1,405,767 USD	Citi	06/16/2021	4,764	—
11,937,500,000 COP	3,318,416 USD	Citi	06/16/2021	59,610	—
70,700,000 CZK	3,312,044 USD	Citi	06/16/2021	51,924	—
47,751,600 EUR	58,078,189 USD	Citi	06/16/2021	324,845	—
3,678,400 EUR	4,448,375 USD	Citi	06/16/2021	—	(479)
3,808,000 GBP	5,362,308 USD	Citi	06/16/2021	54,791	—
780,000,000 HUF	2,629,733 USD	Citi	06/16/2021	37,420	—
39,825,000,000 IDR	2,767,560 USD	Citi	06/16/2021	44,287	—
5,175,000 ILS	1,585,489 USD	Citi	06/16/2021	18,957	—
846,922,000 JPY	8,009,357 USD	Citi	06/16/2021	54,416	—
380,910,000 KRW	341,005 USD	Citi	06/16/2021	2,927	—
275,903,000 MXN	13,258,583 USD	Citi	06/16/2021	219,409	—
6,247,000 MXN	294,969 USD	Citi	06/16/2021	—	(264)
184,908,000 NOK	21,938,638 USD	Citi	06/16/2021	617,905	—
3,228,000 NZD	2,393,177 USD	Citi	06/16/2021	61,383	—
4,179,000 NZD	3,003,919 USD	Citi	06/16/2021	—	(14,844)
82,000,000 PHP	1,681,636 USD	Citi	06/16/2021	21,127	—
41,000,000 PHP	829,612 USD	Citi	06/16/2021	—	(643)
8,800,000 PLN	2,378,539 USD	Citi	06/16/2021	28,495	—
60,000,000 RUB	802,395 USD	Citi	06/16/2021	8,679	—
10,930,000 SGD	8,240,874 USD	Citi	06/16/2021	46,172	—
32,573,410 USD	41,451,499 AUD	Citi	06/16/2021	—	(671,245)
9,669,910 USD	52,971,999 BRL	Citi	06/16/2021	—	(265,443)
10,246,188 USD	12,892,000 CAD	Citi	06/16/2021	—	(115,585)
1,657,310 USD	1,172,500,000 CLP	Citi	06/16/2021	—	(35,547)
19,415,208 USD	126,467,498 CNH	Citi	06/16/2021	—	(63,285)
6,511,927 USD	5,384,600 EUR	Citi	06/16/2021	497	—
42,936,469 USD	35,331,400 EUR	Citi	06/16/2021	—	(204,780)
10	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,482,666 USD	2,500,000 GBP	Citi	06/16/2021	1,787	—
2,734,484 USD	811,336,000 HUF	Citi	06/16/2021	—	(38,026)
16,594,572 USD	1,223,734,000 INR	Citi	06/16/2021	—	(277,245)
16,196,880 USD	1,713,127,000 JPY	Citi	06/16/2021	—	(105,877)
12,358,868 USD	13,734,056,250 KRW	Citi	06/16/2021	—	(169,165)
5,485,165 USD	114,046,000 MXN	Citi	06/16/2021	—	(95,351)
507,558 USD	4,289,000 NOK	Citi	06/16/2021	—	(13,017)
18,161,185 USD	25,205,500 NZD	Citi	06/16/2021	46,385	—
18,429,133 USD	25,205,500 NZD	Citi	06/16/2021	—	(221,563)
2,174,204 USD	8,044,500 PLN	Citi	06/16/2021	—	(25,917)
4,185,555 USD	313,006,000 RUB	Citi	06/16/2021	—	(44,927)
861,178 USD	7,123,500 SEK	Citi	06/16/2021	—	(16,630)
4,197,764 USD	115,700,000 TWD	Citi	06/16/2021	11,529	—
2,112,462 USD	57,850,000 TWD	Citi	06/16/2021	—	(7,816)
6,176,372 USD	92,178,750 ZAR	Citi	06/17/2021	—	(167,014)
2,266,000 ZAR	150,340 USD	Citi	06/17/2021	2,614	—
58,676,000 CHF	65,330,208 USD	Goldman Sachs	03/10/2021	809,243	—
47,578,000 GBP	65,283,810 USD	Goldman Sachs	03/10/2021	—	(1,005,804)
1,614,797 USD	1,439,000 CHF	Goldman Sachs	03/10/2021	—	(32,452)
1,878,194 USD	1,352,000 GBP	Goldman Sachs	03/10/2021	5,525	—
1,352,000 GBP	1,900,039 USD	Goldman Sachs International	03/10/2021	16,320	—
84,169,000 NZD	61,676,686 USD	Goldman Sachs International	03/10/2021	860,364	—
2,194,390 USD	1,965,000 CHF	Goldman Sachs International	03/10/2021	—	(33,648)
66,863,933 USD	47,578,000 GBP	Goldman Sachs International	03/10/2021	—	(574,319)
83,257,000 CAD	65,618,695 USD	Morgan Stanley	03/10/2021	194,430	—
22,604,000 SEK	2,733,129 USD	Morgan Stanley	03/10/2021	55,875	—
65,329,260 USD	83,257,000 CAD	Morgan Stanley	03/10/2021	95,005	—
64,251,140 USD	532,372,000 SEK	Morgan Stanley	03/10/2021	—	(1,196,150)
700,000 AUD	541,755 USD	Morgan Stanley	03/17/2021	3,102	—
35,550,000 AUD	26,488,067 USD	Morgan Stanley	03/17/2021	—	(867,830)
17,710,000 BRL	3,460,742 USD	Morgan Stanley	03/17/2021	302,456	—
800,000 CAD	629,517 USD	Morgan Stanley	03/17/2021	855	—
17,150,000 CAD	13,324,056 USD	Morgan Stanley	03/17/2021	—	(152,874)
38,950,000 CHF	43,374,715 USD	Morgan Stanley	03/17/2021	534,846	—
7,300,000 EUR	8,789,941 USD	Morgan Stanley	03/17/2021	—	(21,527)
30,650,000 GBP	41,933,305 USD	Morgan Stanley	03/17/2021	—	(773,038)
1,481,610,000 INR	20,197,033 USD	Morgan Stanley	03/17/2021	146,612	—
20,000,000 JPY	194,459 USD	Morgan Stanley	03/17/2021	6,798	—
19,639,045,000 KRW	17,911,138 USD	Morgan Stanley	03/17/2021	459,981	—
142,545,000 MXN	7,133,844 USD	Morgan Stanley	03/17/2021	332,670	—
68,500,000 NOK	8,043,444 USD	Morgan Stanley	03/17/2021	143,211	—
29,000,000 NOK	3,314,149 USD	Morgan Stanley	03/17/2021	—	(30,475)
50,000 NZD	36,397 USD	Morgan Stanley	03/17/2021	270	—
8,750,000 NZD	6,209,149 USD	Morgan Stanley	03/17/2021	—	(113,165)
69,360,000 PLN	18,870,411 USD	Morgan Stanley	03/17/2021	359,256	—
6,750,000 SEK	818,337 USD	Morgan Stanley	03/17/2021	18,780	—
61,325,000 TRY	8,642,044 USD	Morgan Stanley	03/17/2021	440,553	—
15,025,000 TRY	1,970,443 USD	Morgan Stanley	03/17/2021	—	(38,973)
190,746 USD	250,000 AUD	Morgan Stanley	03/17/2021	1,630	—
18,291,746 USD	98,210,000 BRL	Morgan Stanley	03/17/2021	—	(777,618)
13,984,406 USD	17,800,000 CAD	Morgan Stanley	03/17/2021	3,311	—
28,987,053 USD	25,700,000 CHF	Morgan Stanley	03/17/2021	—	(720,438)
29,353,768 USD	24,050,000 EUR	Morgan Stanley	03/17/2021	—	(324,207)
612,251 USD	450,000 GBP	Morgan Stanley	03/17/2021	14,759	—
10,989,911 USD	815,880,000 INR	Morgan Stanley	03/17/2021	51,279	—
15,167,709 USD	1,103,375,000 INR	Morgan Stanley	03/17/2021	—	(235,890)
44,811,547 USD	4,720,000,000 JPY	Morgan Stanley	03/17/2021	—	(523,631)
5,749,860 USD	6,355,320,000 KRW	Morgan Stanley	03/17/2021	—	(102,554)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	11

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
732,773 USD	14,615,000 MXN	Morgan Stanley	03/17/2021	—	(35,455)
349,271 USD	3,000,000 NOK	Morgan Stanley	03/17/2021	—	(3,275)
23,808,867 USD	33,200,000 NZD	Morgan Stanley	03/17/2021	179,798	—
34,053,568 USD	286,000,000 SEK	Morgan Stanley	03/17/2021	—	(176,041)
10,302,638 USD	83,095,000 TRY	Morgan Stanley	03/17/2021	810,333	—
14,453,228 USD	217,530,000 ZAR	Morgan Stanley	03/17/2021	—	(108,986)
21,090,000 ZAR	1,422,424 USD	Morgan Stanley	03/17/2021	31,719	—
11,973,032 USD	10,826,000 CHF	Morgan Stanley	03/26/2021	—	(62,322)
380,175,000 JPY	3,612,625 USD	UBS	03/10/2021	45,737	—
65,252,370 USD	6,871,825,000 JPY	UBS	03/10/2021	—	(779,355)
Total				21,376,652	(28,336,885)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	2	03/2021	EUR	260,344	—	(17,011)
Australian 10-Year Bond	99	03/2021	AUD	13,570,019	—	(406,271)
Australian 10-Year Bond	264	03/2021	AUD	36,186,718	—	(1,928,288)
Bist 30 Index	4,535	04/2021	TRY	70,020,400	—	(448,480)
Brent Crude	52	03/2021	USD	3,349,840	124,105	—
Canadian Government 10-Year Bond	122	06/2021	CAD	17,053,160	—	(191,509)
Canadian Government 10-Year Bond	509	06/2021	CAD	71,148,020	—	(1,122,484)
Copper	17	03/2021	USD	3,864,631	510,843	—
Copper	13	05/2021	USD	1,330,063	44,893	—
Copper	5	06/2021	USD	1,134,250	—	(7,076)
Corn	163	05/2021	USD	4,462,125	—	(8,882)
DAX Index	22	03/2021	EUR	7,567,450	—	(89,368)
EURO STOXX 50 Index	36	03/2021	EUR	1,305,720	46,205	—
Euro-Bobl	2	06/2021	EUR	269,180	36	—
Euro-Bund	371	03/2021	EUR	64,331,400	—	(2,113,109)
FTSE 100 Index	85	03/2021	GBP	5,473,575	—	(148,050)
FTSE China A50 Index	46	03/2021	USD	837,384	—	(17,506)
FTSE Taiwan Index	130	03/2021	USD	7,204,600	—	(161,646)
FTSE/JSE Top 40 Index	184	03/2021	ZAR	110,852,640	686,362	—
FTSE/JSE Top 40 Index	1	03/2021	ZAR	602,460	1,701	—
FTSE/MIB Index	125	03/2021	EUR	14,268,125	440,242	—
FTSE/MIB Index	86	03/2021	EUR	9,816,470	103,453	—
Hang Seng Index	106	03/2021	HKD	153,482,700	—	(986,299)
H-Shares Index	4	03/2021	HKD	2,254,600	—	(5,152)
KOSPI 200 Index	70	03/2021	KRW	7,174,125,000	—	(137,725)
Lead	3	06/2021	USD	154,125	—	(7,695)
Lean Hogs	101	04/2021	USD	3,520,860	367,802	—
Long Gilt	134	06/2021	GBP	17,121,180	—	(145,425)
Mexican Bolsa IPC Index	194	03/2021	MXN	86,644,280	—	(39,386)
Mini MSCI EAFE Index	4	03/2021	USD	432,800	12,562	—
Mini MSCI Emerging Markets Index	149	03/2021	USD	9,968,845	657,746	—
NASDAQ 100 Index E-mini	3	03/2021	USD	774,660	—	(3,039)
Natural Gas	13	03/2021	USD	360,230	—	(6,639)
Natural Gas	72	03/2021	USD	1,995,120	—	(83,661)
Nickel	21	06/2021	USD	2,341,080	—	(147,324)
Nikkei 225 Index	9	03/2021	JPY	263,250,000	237,727	—
NY Harbor ULSD Heat Oil	57	03/2021	USD	4,412,381	9,610	—
Primary Aluminum	29	03/2021	USD	1,545,519	38,458	—
Primary Aluminum	75	06/2021	USD	4,048,594	—	(33,764)
RBOB Gasoline	79	03/2021	USD	6,471,759	170,397	—
Russell 2000 Index E-mini	11	03/2021	USD	1,209,560	154,804	—
S&P 500 Index E-mini	429	03/2021	USD	81,707,340	1,984,952	—
12	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	133	03/2021	USD	25,331,180	366,927	—
S&P Mid 400 Index E-mini	5	03/2021	USD	1,247,350	124,064	—
S&P/TSX 60 Index	20	03/2021	CAD	4,287,200	116,786	—
SGX Nifty Index	56	03/2021	USD	1,626,744	—	(28,820)
SGX Nifty Index	173	03/2021	USD	5,025,477	—	(109,692)
Silver	6	05/2021	USD	793,200	—	(51,662)
Silver	13	05/2021	USD	1,718,600	—	(55,026)
Soybean	74	05/2021	USD	5,195,725	72,577	—
Soybean	49	05/2021	USD	3,440,413	58,126	—
Soybean Meal	5	05/2021	USD	210,700	—	(2,941)
Soybean Oil	230	05/2021	USD	6,891,720	517,188	—
Soybean Oil	63	05/2021	USD	1,887,732	187,083	—
SPI 200 Index	52	03/2021	AUD	8,617,700	27,568	—
Sugar #11	269	04/2021	USD	4,956,056	42,328	—
TOPIX Index	161	03/2021	JPY	3,019,555,000	1,696,286	—
TOPIX Index	104	03/2021	JPY	1,950,520,000	—	(666,662)
U.S. Long Bond	92	06/2021	USD	14,648,125	2,305	—
U.S. Treasury 10-Year Note	522	06/2021	USD	69,279,188	—	(832,472)
Wheat	81	05/2021	USD	2,674,013	23,974	—
WTI Crude	130	03/2021	USD	7,995,000	422,718	—
WTI Crude	43	03/2021	USD	2,644,500	103,457	—
Zinc	7	06/2021	USD	489,213	—	(17,727)
Total					9,353,285	(10,020,791)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(11)	03/2021	JPY	(165,880,000)	5,251	—
Australian 3-Year Bond	(124)	03/2021	AUD	(14,482,900)	33,263	—
CAC40 Index	(201)	03/2021	EUR	(11,454,990)	152,057	—
CAC40 Index	(81)	03/2021	EUR	(4,616,190)	71,957	—
Corn	(77)	05/2021	USD	(2,107,875)	11,330	—
Cotton	(84)	05/2021	USD	(3,730,860)	—	(65,601)
DAX Index	(16)	03/2021	EUR	(5,503,600)	108,307	—
DJIA Index E-mini	(2)	03/2021	USD	(309,120)	5,817	—
Euro Buxl	(2)	03/2021	EUR	(419,640)	15,064	—
Euro Buxl	(3)	06/2021	EUR	(624,600)	—	(1,449)
EURO STOXX 50 Index	(735)	03/2021	EUR	(26,658,450)	—	(733,247)
Euro-Bobl	(190)	03/2021	EUR	(25,499,900)	198,907	—
Euro-BTP	(18)	03/2021	EUR	(2,696,400)	33,849	—
Euro-Bund	(556)	03/2021	EUR	(96,410,400)	2,681,609	—
Euro-Bund	(206)	03/2021	EUR	(35,720,400)	564,065	—
Euro-OAT	(24)	03/2021	EUR	(3,922,320)	127,786	—
Euro-OAT	(11)	03/2021	EUR	(1,797,730)	—	(546)
Euro-Schatz	(455)	03/2021	EUR	(51,037,350)	63,249	—
Euro-Schatz	(5)	06/2021	EUR	(560,175)	157	—
FTSE 100 Index	(343)	03/2021	GBP	(22,087,485)	438,484	—
FTSE 100 Index	(22)	03/2021	GBP	(1,416,690)	2,405	—
FTSE 100 Index	(18)	03/2021	GBP	(1,159,110)	—	(1,925)
FTSE China A50 Index	(289)	03/2021	USD	(5,260,956)	265,787	—
FTSE Taiwan Index	(110)	03/2021	USD	(6,096,200)	130,370	—
Gold 100 oz.	(20)	04/2021	USD	(3,457,600)	229,272	—
Hang Seng Index	(19)	03/2021	HKD	(27,511,050)	137,958	—
IBEX 35 Index	(211)	03/2021	EUR	(17,294,404)	—	(135,135)
Japanese 10-Year Government Bond	(95)	03/2021	JPY	(14,308,900,000)	1,017,701	—
Japanese 10-Year Government Bond	(21)	03/2021	JPY	(3,163,020,000)	249,849	—
KLCI Index	(27)	03/2021	MYR	(2,114,100)	—	(318)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	13

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Live Cattle	(2)	04/2021	USD	(96,000)	1,562	—
Long Gilt	(82)	06/2021	GBP	(10,477,140)	51,467	—
Mexican Bolsa IPC Index	(36)	03/2021	MXN	(16,078,320)	—	(12,812)
MSCI Singapore Index	(248)	03/2021	SGD	(8,398,520)	—	(130,225)
Nickel	(64)	03/2021	USD	(7,119,360)	—	(265,141)
OMXS30 Index	(719)	03/2021	SEK	(144,159,500)	213,912	—
OMXS30 Index	(255)	03/2021	SEK	(51,127,500)	83,769	—
Primary Aluminum	(25)	03/2021	USD	(1,332,344)	—	(117,714)
S&P/TSX 60 Index	(4)	03/2021	CAD	(857,440)	10,892	—
S&P/TSX 60 Index	(19)	03/2021	CAD	(4,072,840)	—	(113,387)
SPI 200 Index	(80)	03/2021	AUD	(13,258,000)	—	(17,349)
SPI 200 Index	(83)	03/2021	AUD	(13,755,175)	—	(27,067)
Thai SET50 Index	(379)	03/2021	THB	(70,319,660)	—	(41,606)
TOPIX Index	(244)	03/2021	JPY	(4,576,220,000)	—	(2,773,876)
U.S. Treasury 10-Year Note	(808)	06/2021	USD	(107,236,750)	730,743	—
U.S. Treasury 2-Year Note	(397)	06/2021	USD	(87,643,954)	71,389	—
U.S. Treasury 5-Year Note	(248)	06/2021	USD	(30,744,250)	252,172	—
U.S. Ultra Treasury Bond	(46)	06/2021	USD	(8,696,875)	31,987	—
Wheat	(144)	05/2021	USD	(4,753,800)	—	(94,018)
WIG 20 Index	(491)	03/2021	PLN	(18,854,400)	178,631	—
Zinc	(65)	03/2021	USD	(4,516,688)	—	(392,020)
Total					8,171,018	(4,923,436)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	18,000,000	18,000,000	1.00	09/30/2021	313,200	1,169,231
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	70,000,000	70,000,000	1.25	11/16/2021	980,000	3,432,366
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	17,000,000	17,000,000	1.25	12/03/2021	263,500	857,081
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	60,000,000	60,000,000	1.25	01/05/2022	1,026,000	3,159,858
Total							2,582,700	8,618,536

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/15/2023	JPY	6,606,800,000	17,115	—	—	17,115	—
Fixed rate of 0.000%	6-Month AUD BBSW	Receives Quarterly, Pays Quarterly	Credit Suisse	06/08/2023	AUD	52,500,000	(82,401)	—	—	—	(82,401)
3-Month NZD LIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/14/2023	NZD	29,600,000	140,966	—	—	140,966	—
Fixed rate of 0.500%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/14/2023	NZD	65,700,000	(119,893)	—	—	—	(119,893)
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/14/2023	CAD	113,100,000	(369,775)	—	—	—	(369,775)
3-Month USD LIBOR	Fixed rate of 0.250%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/16/2023	USD	502,700,000	430,540	—	—	430,540	—
14	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/16/2023	EUR	6,700,000	12,176	—	—	12,176	—
Fixed rate of 0.000%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/16/2023	GBP	134,600,000	(439,100)	—	—	—	(439,100)
Fixed rate of 0.250%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/16/2023	GBP	122,900,000	(703,917)	—	—	—	(703,917)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/21/2023	JPY	48,913,000,000	208,063	—	—	208,063	—
Fixed rate of -0.500%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/21/2023	CHF	11,700,000	(22,282)	—	—	—	(22,282)
Fixed rate of 0.500%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/21/2023	NOK	457,700,000	(348,019)	—	—	—	(348,019)
6-Month AUD BBSW	Fixed rate of 0.000%	Receives Quarterly, Pays Quarterly	Credit Suisse	09/07/2023	AUD	19,900,000	12,358	—	—	12,358	—
3-Month NZD LIBOR	Fixed rate of 0.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	09/13/2023	NZD	69,500,000	136,277	—	—	136,277	—
Fixed rate of 0.750%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/13/2023	CAD	133,400,000	(319,600)	—	—	—	(319,600)
6-Month EURIBOR	Fixed rate of -0.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	09/15/2023	EUR	122,400,000	139,704	—	—	139,704	—
3-Month USD LIBOR	Fixed rate of 0.250%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	09/15/2023	USD	84,300,000	101,747	—	—	101,747	—
3-Month USD LIBOR	Fixed rate of 0.250%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	09/15/2023	USD	120,200,000	(60,522)	—	—	—	(60,522)
Fixed rate of 0.000%	6-Month GBP LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/15/2023	GBP	110,400,000	(322,476)	—	—	—	(322,476)
3-Month SEK STIBOR	Fixed rate of 0.000%	Receives Quarterly, Pays Annually	Credit Suisse	09/20/2023	SEK	755,500,000	109,792	—	—	109,792	—
Fixed rate of -0.005%	6-Month CHF LIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/20/2023	CHF	2,800,000	(2,825)	—	—	—	(2,825)
6-Month JPY BBA LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/20/2023	JPY	6,565,300,000	(8,006)	—	—	—	(8,006)
Fixed rate of 0.010%	6-Month NOK NIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/20/2023	NOK	690,300,000	(100,122)	—	—	—	(100,122)
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	03/19/2031	JPY	1,365,200,000	(149,446)	—	—	—	(149,446)
3-Month NZD LIBOR	Fixed rate of 1.000%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/11/2031	NZD	10,700,000	388,594	—	—	388,594	—
3-Month NZD LIBOR	Fixed rate of 1.500%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/11/2031	NZD	4,100,000	172,201	—	—	172,201	—
Fixed rate of 1.000%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/12/2031	AUD	19,200,000	(732,041)	—	—	—	(732,041)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.250%	Receives Quarterly, Pays SemiAnnually	Credit Suisse	06/14/2031	CAD	10,400,000	290,431	—	—	290,431	—
6-Month GBP LIBOR	Fixed rate of 0.250%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/16/2031	GBP	25,700,000	519,923	—	—	519,923	—
6-Month EURIBOR	Fixed rate of -0.750%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/16/2031	EUR	181,900,000	171,188	—	—	171,188	—
Fixed rate of 0.000%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/16/2031	EUR	1,300,000	(43,451)	—	—	—	(43,451)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	06/16/2031	EUR	26,900,000	(208,748)	—	—	—	(208,748)
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	15

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.750%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	06/16/2031	USD	41,200,000	(1,498,201)	—	—	—	(1,498,201)
6-Month NOK NIBOR	Fixed rate of 1.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/18/2031	NOK	110,000,000	803,673	—	—	803,673	—
6-Month CHF LIBOR	Fixed rate of 0.000%	Receives SemiAnnually, Pays Annually	Credit Suisse	06/18/2031	CHF	2,400,000	99,083	—	—	99,083	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	06/18/2031	JPY	1,771,900,000	(198,617)	—	—	—	(198,617)
Fixed rate of 1.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/11/2031	AUD	3,800,000	3,857	—	—	3,857	—
Fixed rate of 1.500%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/11/2031	AUD	2,600,000	(60,624)	—	—	—	(60,624)
3-Month CAD Canada Bankers’ Acceptances	Fixed rate of 1.250%	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/13/2031	CAD	27,800,000	315,437	—	—	315,437	—
6-Month GBP LIBOR	Fixed rate of 0.250%	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/15/2031	GBP	23,900,000	450,179	—	—	450,179	—
Fixed rate of 1.000%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Credit Suisse	09/15/2031	USD	9,200,000	(29,061)	—	—	—	(29,061)
Fixed rate of -0.250%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Credit Suisse	09/15/2031	EUR	20,800,000	(97,242)	—	—	—	(97,242)
6-Month NOK NIBOR	Fixed rate of 1.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	09/17/2031	NOK	118,000,000	88,134	—	—	88,134	—
Fixed rate of 0.000%	6-Month JPY BBA LIBOR	Receives SemiAnnually, Pays SemiAnnually	Credit Suisse	09/17/2031	JPY	1,370,700,000	(7,395)	—	—	—	(7,395)
6-Month NOK NIBOR	Fixed rate of 1.500%	Receives SemiAnnually, Pays Annually	Credit Suisse	09/17/2031	NOK	30,300,000	(24,876)	—	—	—	(24,876)
Fixed rate of 0.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Credit Suisse	09/17/2031	SEK	62,100,000	(100,159)	—	—	—	(100,159)
Fixed rate of 1.770%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	12/04/2029	USD	27,410,000	894,869	—	—	894,869	—
6-Month EURIBOR	Fixed rate of -0.209%	Receives SemiAnnually, Pays Annually	Morgan Stanley	03/04/2030	EUR	54,216,000	1,064,523	—	—	1,064,523	—
6-Month GBP LIBOR	Fixed rate of 0.509%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/01/2030	GBP	12,180,000	656,657	—	—	656,657	—
Fixed rate of 0.891%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	05/04/2030	AUD	78,711,000	(3,930,835)	—	—	—	(3,930,835)
6-Month EURIBOR	Fixed rate of -0.226%	Receives SemiAnnually, Pays Annually	Morgan Stanley	08/05/2030	EUR	18,523,000	498,400	—	—	498,400	—
6-Month JPY BBA LIBOR	Fixed rate of 0.066%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	09/03/2030	JPY	9,125,713,000	736,360	—	—	736,360	—
6-Month EURIBOR	Fixed rate of -0.148%	Receives SemiAnnually, Pays Annually	Morgan Stanley	09/03/2030	EUR	11,608,000	181,525	—	—	181,525	—
Fixed rate of 0.723%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	09/03/2030	USD	28,279,000	(1,908,214)	—	—	—	(1,908,214)
Fixed rate of 1.048%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	10/01/2030	CAD	74,948,000	(4,246,914)	—	—	—	(4,246,914)
3-Month SEK STIBOR	Fixed rate of 0.311%	Receives Quarterly, Pays Annually	Morgan Stanley	10/05/2030	SEK	557,619,000	2,807,677	—	—	2,807,677	—
6-Month EURIBOR	Fixed rate of -0.233%	Receives SemiAnnually, Pays Annually	Morgan Stanley	10/05/2030	EUR	31,528,000	859,220	—	—	859,220	—
3-Month SEK STIBOR	Fixed rate of 0.298%	Receives Quarterly, Pays Annually	Morgan Stanley	11/04/2030	SEK	353,350,000	1,881,296	—	—	1,881,296	—
16	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
6-Month EURIBOR	Fixed rate of -0.273%	Receives SemiAnnually, Pays Annually	Morgan Stanley	11/04/2030	EUR	38,478,000	1,270,877	—	—	1,270,877	—
Fixed rate of 0.865%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	11/04/2030	USD	44,243,000	(2,530,178)	—	—	—	(2,530,178)
6-Month JPY BBA LIBOR	Fixed rate of 0.053%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	11/05/2030	JPY	2,495,000,000	252,470	—	—	252,470	—
Fixed rate of 0.923%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/02/2030	AUD	53,063,000	(2,976,524)	—	—	—	(2,976,524)
6-Month EURIBOR	Fixed rate of -0.247%	Receives SemiAnnually, Pays Annually	Morgan Stanley	12/03/2030	EUR	28,547,000	882,689	—	—	882,689	—
6-Month JPY BBA LIBOR	Fixed rate of 0.046%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	12/03/2030	JPY	4,367,000,000	485,207	—	—	485,207	—
6-Month GBP LIBOR	Fixed rate of 0.395%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/04/2031	GBP	36,253,000	2,869,643	—	—	2,869,643	—
Fixed rate of 0.971%	6-Month AUD BBSW	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/05/2031	AUD	24,512,000	(1,335,639)	—	—	—	(1,335,639)
6-Month JPY BBA LIBOR	Fixed rate of 0.045%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	01/06/2031	JPY	1,961,332,000	229,675	—	—	229,675	—
Fixed rate of -0.283%	6-Month EURIBOR	Receives Annually, Pays SemiAnnually	Morgan Stanley	01/06/2031	EUR	6,820,000	(248,807)	—	—	—	(248,807)
Fixed rate of 0.946%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	01/06/2031	USD	26,697,000	(1,429,893)	—	—	—	(1,429,893)
Fixed rate of 0.953%	3-Month NZD LIBOR	Receives SemiAnnually, Pays Quarterly	Morgan Stanley	01/07/2031	NZD	26,573,000	(1,785,683)	—	—	—	(1,785,683)
Fixed rate of 1.382%	3-Month CAD Canada Bankers’ Acceptances	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/01/2031	CAD	64,301,000	(2,400,027)	—	—	—	(2,400,027)
6-Month AUD BBSW	Fixed rate of 1.151%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/02/2031	AUD	36,304,000	1,555,731	—	—	1,555,731	—
3-Month SEK STIBOR	Fixed rate of 0.450%	Receives Quarterly, Pays Annually	Morgan Stanley	02/03/2031	SEK	241,363,000	960,819	—	—	960,819	—
6-Month JPY BBA LIBOR	Fixed rate of 0.070%	Receives SemiAnnually, Pays SemiAnnually	Morgan Stanley	02/03/2031	JPY	2,454,600,000	238,840	—	—	238,840	—
Total							(5,903,597)	—	—	22,937,916	(28,841,513)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	5,000,000	(582,000)	833	—	(996,159)	414,992	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	3,000,000	(349,200)	500	—	(700,176)	351,476	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	3,500,000	(407,400)	583	—	(680,123)	273,306	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	2,500,000	(291,000)	417	—	(513,255)	222,672	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	17

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	2,000,000	(232,800)	333	—	(452,386)	219,919	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	1,200,000	(139,680)	201	—	(288,666)	149,187	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	2,000,000	(232,800)	333	—	(327,028)	94,561	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.434	USD	750,000	(87,300)	125	—	(126,907)	39,732	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	4,000,000	(242,000)	667	—	(794,416)	553,083	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	4.071	USD	1,000,000	(60,500)	167	—	(152,157)	91,824	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.117	USD	3,000,000	(208,500)	500	—	(447,265)	239,265	—
Markit CMBX North America Index, Series 12 BBB-	Morgan Stanley	08/17/2061	3.000	Monthly	4.117	USD	1,000,000	(69,500)	167	—	(155,092)	85,759	—
Total								(2,902,680)	4,826	—	(5,633,630)	2,735,776	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Overnight BRL CDI minus 0.005%	Total return on MSCI Brazil Net Return BRL Index	Monthly	JPMorgan	03/17/2021	BRL	2,990,983	24,690	—	—	—	24,690	—
1-Month ZAR JIBAR minus 0.002%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/17/2021	ZAR	3,873,177	8,201	208	—	—	8,409	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	8,684,719	4,950	393	—	—	5,343	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,541,428	1,919	—	—	—	1,919	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,363,964	1,347	107	—	—	1,454	—
18	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,354,053	1,342	106	—	—	1,448	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,346,123	1,337	106	—	—	1,443	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,214,296	1,262	100	—	—	1,362	—
28-Day MXN TIIE-Banxico minus 0.005%	Total return on MSCI Mexico Net Return MXN Index	Monthly	JPMorgan	03/17/2021	MXN	2,164,737	1,234	98	—	—	1,332	—
Total return on MSCI Hong Kong Net Return HKD Index	3-Month HKD HIBOR plus 0.003%	Monthly	JPMorgan	03/17/2021	HKD	1,333,048	(6,187)	(18)	—	—	—	(6,205)
6-Month EURIBOR minus 0.007%	Total return on MSCI Spain Net Return EUR Index	Monthly	JPMorgan	03/17/2021	EUR	1,182,800	(6,880)	(322)	—	—	—	(7,202)
1-Month SGD SOR	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/17/2021	SGD	1,530,092	(10,933)	71	—	—	—	(10,862)
Total return on MSCI Netherlands Net Return EUR Index	1-Month EURIBOR plus 0.001%	Monthly	JPMorgan	03/17/2021	EUR	3,712,145	(215,389)	730	—	—	—	(214,659)
Total							(193,107)	1,579	—	—	47,400	(238,928)

Total return swap contracts on futures
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn May 21	Citi	05/2021	USD	3,038,625	—	—	3,084	—
KOSPI 200 Index Mar 21	Citi	03/2021	KRW	922,387,500	—	—	103,864	—
Soybean Oil May 21	Citi	05/2021	USD	1,737,912	—	—	174,773	—
Wheat May 21	Citi	05/2021	USD	198,075	—	—	2,048	—
WIG 20 Index Mar 21	Citi	03/2021	PLN	(38,400)	—	—	372	—
Bist 30 Index Apr 21	Goldman Sachs	04/2021	TRY	(1,744,720)	—	—	8,074	—
WIG 20 Index Mar 21	Goldman Sachs	03/2021	PLN	(153,600)	—	—	221	—
Hang Seng Index Mar 21	JPMorgan	03/2021	HKD	46,334,400	—	—	—	(274,685)
H-Shares Index Mar 21	JPMorgan	03/2021	HKD	14,654,900	—	—	—	(85,545)
KOSPI 200 Index Mar 21	JPMorgan	03/2021	KRW	204,975,000	—	—	22,434	—
TAIEX Index Mar 21	JPMorgan	03/2021	TWD	197,544,400	—	—	99,058	—
Bist 30 Index Apr 21	Morgan Stanley	04/2021	TRY	(12,614,480)	—	—	59,968	—
Hang Seng Index Mar 21	Morgan Stanley	03/2021	HKD	56,470,050	—	—	—	(333,329)
H-Shares Index Mar 21	Morgan Stanley	03/2021	HKD	51,292,150	—	—	—	(249,987)
Ibovespa Index Apr 21	Morgan Stanley	04/2021	BRL	(6,057,480)	—	—	40,961	—
Ibovespa Index Apr 21	Morgan Stanley	04/2021	BRL	6,387,888	—	—	—	(99,789)
KOSPI 200 Index Mar 21	Morgan Stanley	03/2021	KRW	922,387,500	—	—	101,396	—
KOSPI 200 Index Mar 21	Morgan Stanley	03/2021	KRW	(6,559,200,000)	—	—	—	(688,339)
Swiss Market Index Mar 21	Morgan Stanley	03/2021	CHF	(24,740,430)	—	—	679,287	—
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	19

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Total return swap contracts on futures (continued)
Reference instrument	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
TAIEX Index Mar 21	Morgan Stanley	03/2021	TWD	57,351,600	—	—	35,298	—
WIG 20 Index Mar 21	Morgan Stanley	03/2021	PLN	(614,400)	—	—	3,851	—
Total					—	—	1,334,689	(1,731,674)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	4.281%
3-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	0.184%
3-Month NZD LIBOR	London Interbank Offered Rate	0.305%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	(0.033%)
3-Month USD LIBOR	London Interbank Offered Rate	0.188%
6-Month AUD BBSW	Bank Bill Swap Rate	0.020%
6-Month EURIBOR	Euro Interbank Offered Rate	(0.516%)
6-Month GBP LIBOR	London Interbank Offered Rate	0.083%
6-Month JPY BBA LIBOR	London Interbank Offered Rate	(0.051%)
1-Month EURIBOR	Euro Interbank Offered Rate	(0.547%)
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	3.483%
6-Month CHF LIBOR	London Interbank Offered Rate	(0.693%)
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	0.450%
1-Month SGD SOR	Swap Offer Rate	0.273%
Overnight BRL CDI	Interbank Certificate of Deposit	0.007%
3-Month HKD HIBOR	Hong Kong Interbank Offered Rate	0.227%
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2021, the total value of these securities amounted to $231,808,742, which represents 29.22% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of February 28, 2021.
(c)	Valuation based on significant unobservable inputs.
(d)	Zero coupon bond.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2021, the total value of these securities amounted to $11,495,561, which represents 1.45% of total net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2021.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	The rate shown is the seven-day current annualized yield at February 28, 2021.
20	Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021

Consolidated Portfolio of Investments   (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2021 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.086%
	297,998,586	420,577,465	(407,706,025)	(54,316)	310,815,710	(4,035)	337,790	310,846,795
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund | Quarterly Report 2021	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT259_05_L01_(04/21)